Long-Term Debt - Carrying Value of Long Term Debt Instruments (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023
5.375% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points	0.004%
Borrowings, interest rate	5.375%
2.396% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points	0.003%
Borrowings, interest rate	2.396%
2.484% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points	0.003%
Borrowings, interest rate	2.484%
3.527% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points	0.002%
Borrowings, interest rate	3.527%
4.150% Senior notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Number of basis points	0.0035%
Borrowings, interest rate	4.15%